UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21664
Pioneer Series Trust III
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Victory Capital Management Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Pioneer Disciplined Value Fund
Class A / CVFCX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Pioneer Disciplined Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%^
^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$417,544,808%
Total number of portfolio holdings	46^^
Portfolio turnover rate	32%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of February 28, 2025 )*
Financials	23.0%
Health Care	16.2%
Industrials	14.0%
Information Technology	12.7%
Basic Materials	10.9%
Communication Services	6.1%
Consumer Staples	5.3%
Utilities	4.9%
Energy	4.2%
Real Estate	1.4%
Consumer Discretionary	1.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders have not approved the reorganization and the meeting of shareholders has been adjourned. Although there is no assurance that shareholders of the Fund will approve the proposal to reorganize the Fund, proxies received to date have been highly in favor of the reorganization, and the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025.
As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US terminated automatically. The Board has approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) which will be effective until the earlier of (i) the completion of the reorganization; or (ii) 150 days after April 1, 2025. The terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. Investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement. As noted above, the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025. In the event shareholders do not approve the Fund’s reorganization by August 29, 2025 (150 days from April 1, 2025), the Fund’s Board will consider other alternatives.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34164-00-A-0425

Pioneer Disciplined Value Fund
Class C / CVCFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Pioneer Disciplined Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.54%^
^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$417,544,808%
Total number of portfolio holdings	46^^
Portfolio turnover rate	32%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of February 28, 2025 )*
Financials	23.0%
Health Care	16.2%
Industrials	14.0%
Information Technology	12.7%
Basic Materials	10.9%
Communication Services	6.1%
Consumer Staples	5.3%
Utilities	4.9%
Energy	4.2%
Real Estate	1.4%
Consumer Discretionary	1.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders have not approved the reorganization and the meeting of shareholders has been adjourned. Although there is no assurance that shareholders of the Fund will approve the proposal to reorganize the Fund, proxies received to date have been highly in favor of the reorganization, and the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025.
As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US terminated automatically. The Board has approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) which will be effective until the earlier of (i) the completion of the reorganization; or (ii) 150 days after April 1, 2025. The terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. Investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement. As noted above, the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025. In the event shareholders do not approve the Fund’s reorganization by August 29, 2025 (150 days from April 1, 2025), the Fund’s Board will consider other alternatives.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34165-00-C-0425

Pioneer Disciplined Value Fund
Class K / CVKFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Pioneer Disciplined Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$23	0.45%^
^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$417,544,808%
Total number of portfolio holdings	46^^
Portfolio turnover rate	32%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of February 28, 2025 )*
Financials	23.0%
Health Care	16.2%
Industrials	14.0%
Information Technology	12.7%
Basic Materials	10.9%
Communication Services	6.1%
Consumer Staples	5.3%
Utilities	4.9%
Energy	4.2%
Real Estate	1.4%
Consumer Discretionary	1.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders have not approved the reorganization and the meeting of shareholders has been adjourned. Although there is no assurance that shareholders of the Fund will approve the proposal to reorganize the Fund, proxies received to date have been highly in favor of the reorganization, and the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025.
As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US terminated automatically. The Board has approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) which will be effective until the earlier of (i) the completion of the reorganization; or (ii) 150 days after April 1, 2025. The terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. Investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement. As noted above, the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025. In the event shareholders do not approve the Fund’s reorganization by August 29, 2025 (150 days from April 1, 2025), the Fund’s Board will consider other alternatives.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34166-00-K-0425

Pioneer Disciplined Value Fund
Class R / CVRFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Pioneer Disciplined Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$62	1.20%^
^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$417,544,808%
Total number of portfolio holdings	46^^
Portfolio turnover rate	32%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of February 28, 2025 )*
Financials	23.0%
Health Care	16.2%
Industrials	14.0%
Information Technology	12.7%
Basic Materials	10.9%
Communication Services	6.1%
Consumer Staples	5.3%
Utilities	4.9%
Energy	4.2%
Real Estate	1.4%
Consumer Discretionary	1.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders have not approved the reorganization and the meeting of shareholders has been adjourned. Although there is no assurance that shareholders of the Fund will approve the proposal to reorganize the Fund, proxies received to date have been highly in favor of the reorganization, and the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025.
As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US terminated automatically. The Board has approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) which will be effective until the earlier of (i) the completion of the reorganization; or (ii) 150 days after April 1, 2025. The terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. Investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement. As noted above, the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025. In the event shareholders do not approve the Fund’s reorganization by August 29, 2025 (150 days from April 1, 2025), the Fund’s Board will consider other alternatives.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34167-00-R-0425

Pioneer Disciplined Value Fund
Class Y / CVFYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Pioneer Disciplined Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$23	0.45%^
^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$417,544,808%
Total number of portfolio holdings	46^^
Portfolio turnover rate	32%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of February 28, 2025 )*
Financials	23.0%
Health Care	16.2%
Industrials	14.0%
Information Technology	12.7%
Basic Materials	10.9%
Communication Services	6.1%
Consumer Staples	5.3%
Utilities	4.9%
Energy	4.2%
Real Estate	1.4%
Consumer Discretionary	1.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders have not approved the reorganization and the meeting of shareholders has been adjourned. Although there is no assurance that shareholders of the Fund will approve the proposal to reorganize the Fund, proxies received to date have been highly in favor of the reorganization, and the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025.
As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US terminated automatically. The Board has approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) which will be effective until the earlier of (i) the completion of the reorganization; or (ii) 150 days after April 1, 2025. The terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. Investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement. As noted above, the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025. In the event shareholders do not approve the Fund’s reorganization by August 29, 2025 (150 days from April 1, 2025), the Fund’s Board will consider other alternatives.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34168-00-Y-0425
Victory Capital Management

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds	• Accounting research assistance • SEC consultation, registration statements, and reporting

• Tax accrual related matters

• Implementation of new accounting standards

• Compliance letters (e.g. rating agency letters)

• Regulatory reviews and assistance regarding financial matters

• Semi-annual reviews (if requested)

• Comfort letters for closed end offerings

• AICPA attest and agreed-upon procedures • Technology control assessments

II. AUDIT-RELATED SERVICES

Services which are not prohibited under Rule

210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)

• Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services* 6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the A udit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Pioneer Disciplined Value Fund
Semi-Annual: Full Financials
February 28, 2025

visit us: www.vcm.com

Schedule of Investments	2
Financial Statements	7
Notes to Financial Statements	16
Approval of Renewal of Investment Management Agreement with Amundi Asset Management US, Inc. and Approval of Interim Investment Advisory Agreement with Victory Capital Management Inc.	28
Pioneer Disciplined Value Fund | Semi-Annual | 2/28/251

Schedule of Investments  |  2/28/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.8%
	Common Stocks — 99.7% of Net Assets
	Banks — 10.3%
203,185	Bank of America Corp.	$ 9,366,828
475,317	Huntington Bancshares, Inc.	7,828,471
62,004	JPMorgan Chase & Co.	16,409,359
49,208	M&T Bank Corp.	9,434,158
	Total Banks	$43,038,816

	Beverages — 2.2%
128,876	Coca-Cola Co.	$ 9,177,260
	Total Beverages	$9,177,260

	Biotechnology — 2.9%
105,205	Gilead Sciences, Inc.	$ 12,025,983
	Total Biotechnology	$12,025,983

	Building Products — 0.9%
12,645(a)	Builders FirstSource, Inc.	$ 1,757,528
29,872	Fortune Brands Innovations, Inc.	1,933,316
	Total Building Products	$3,690,844

	Capital Markets — 6.3%
74,668	Northern Trust Corp.	$ 8,229,907
181,126	State Street Corp.	17,973,133
	Total Capital Markets	$26,203,040

	Chemicals — 3.0%
40,197	Air Products and Chemicals, Inc.	$ 12,708,281
	Total Chemicals	$12,708,281

	Communications Equipment — 5.7%
374,415	Cisco Systems, Inc.	$ 24,003,746
	Total Communications Equipment	$24,003,746

	Construction Materials — 2.5%
103,559	CRH Plc	$ 10,616,869
	Total Construction Materials	$10,616,869

	Consumer Staples Distribution & Retail — 3.1%
170,067	Sysco Corp.	$ 12,846,861
	Total Consumer Staples Distribution & Retail	$12,846,861

	Containers & Packaging — 1.7%
263,197	Graphic Packaging Holding Co.	$ 7,022,096
	Total Containers & Packaging	$7,022,096

The accompanying notes are an integral part of these financial statements.
2Pioneer Disciplined Value Fund | Semi-Annual | 2/28/25

Shares		Value
	Electric Utilities — 3.8%
92,163	American Electric Power Co., Inc.	$ 9,773,886
94,368	Eversource Energy	5,946,128
	Total Electric Utilities	$15,720,014

	Electrical Equipment — 1.2%
17,082	Rockwell Automation, Inc.	$ 4,905,096
	Total Electrical Equipment	$4,905,096

	Electronic Equipment, Instruments & Components — 2.8%
74,511(a)	Keysight Technologies, Inc.	$ 11,886,740
	Total Electronic Equipment, Instruments & Components	$11,886,740

	Energy Equipment & Services — 0.8%
110,890	TechnipFMC Plc	$ 3,264,602
	Total Energy Equipment & Services	$3,264,602

	Entertainment — 1.3%
48,376	Walt Disney Co.	$ 5,505,189
	Total Entertainment	$5,505,189

	Financial Services — 2.8%
73,795(a)	PayPal Holdings, Inc.	$ 5,243,135
90,652	Voya Financial, Inc.	6,550,513
	Total Financial Services	$11,793,648

	Ground Transportation — 3.6%
60,699	Union Pacific Corp.	$ 14,973,836
	Total Ground Transportation	$14,973,836

	Health Care Equipment & Supplies — 6.4%
62,203	Becton Dickinson & Co.	$ 14,028,642
60,528(a)	Cooper Cos., Inc.	5,470,521
70,281	Zimmer Biomet Holdings, Inc.	7,331,714
	Total Health Care Equipment & Supplies	$26,830,877

	Health Care Providers & Services — 1.6%
26,755	Labcorp Holdings, Inc.	$ 6,716,575
	Total Health Care Providers & Services	$6,716,575

	Industrial Conglomerates — 3.6%
98,084	3M Co.	$ 15,214,790
	Total Industrial Conglomerates	$15,214,790

The accompanying notes are an integral part of these financial statements.
Pioneer Disciplined Value Fund | Semi-Annual | 2/28/253

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Shares		Value
	Industrial REITs — 1.4%
47,274	Prologis, Inc.	$ 5,858,194
	Total Industrial REITs	$5,858,194

	Insurance — 3.6%
116,715	Unum Group	$ 9,604,477
15,692	Willis Towers Watson Plc	5,329,788
	Total Insurance	$14,934,265

	IT Services — 2.5%
41,065	International Business Machines Corp.	$ 10,366,449
	Total IT Services	$10,366,449

	Machinery — 3.2%
8,479	Deere & Co.	$ 4,076,618
56,280(a)	Middleby Corp.	9,309,275
	Total Machinery	$13,385,893

	Media — 4.8%
556,369	Comcast Corp., Class A	$ 19,962,520
	Total Media	$19,962,520

	Metals & Mining — 3.5%
483,972	Barrick Gold Corp.	$ 8,590,503
155,354	Teck Resources, Ltd., Class B	6,265,427
	Total Metals & Mining	$14,855,930

	Multi-Utilities — 1.1%
64,797	CMS Energy Corp.	$ 4,733,421
	Total Multi-Utilities	$4,733,421

	Oil, Gas & Consumable Fuels — 3.4%
165,621	EQT Corp.	$ 7,977,963
92,297	Shell Plc (A.D.R.)	6,226,356
	Total Oil, Gas & Consumable Fuels	$14,204,319

	Pharmaceuticals — 5.3%
133,178	Johnson & Johnson	$ 21,977,034
	Total Pharmaceuticals	$21,977,034

	Professional Services — 1.5%
69,257	SS&C Technologies Holdings, Inc.	$ 6,167,336
	Total Professional Services	$6,167,336

	Specialty Retail — 1.3%
58,658	Best Buy Co., Inc.	$ 5,273,941
	Total Specialty Retail	$5,273,941

The accompanying notes are an integral part of these financial statements.
4Pioneer Disciplined Value Fund | Semi-Annual | 2/28/25

Shares		Value
	Technology Hardware, Storage & Peripherals — 1.6%
33,875(a)	Sandisk Corp.	$ 1,587,044
101,625(a)	Western Digital Corp.	4,972,511
	Total Technology Hardware, Storage & Peripherals	$6,559,555

	Total Common Stocks (Cost $351,424,187)	$416,424,020

	SHORT TERM INVESTMENTS — 0.1% of Net Assets
	Open-End Fund — 0.1%
142,378(b)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 142,378
		$142,378

	TOTAL SHORT TERM INVESTMENTS (Cost $142,378)	$142,378

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.8% (Cost $351,566,565)	$416,566,398
	OTHER ASSETS AND LIABILITIES — 0.2%	$978,410
	net assets — 100.0%	$417,544,808

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at February 28, 2025.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended February 28, 2025, aggregated $132,064,391 and $146,177,337, respectively.
At February 28, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $352,240,638 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$69,143,868
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,818,108)
Net unrealized appreciation	$64,325,760
The accompanying notes are an integral part of these financial statements.
Pioneer Disciplined Value Fund | Semi-Annual | 2/28/255

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$416,424,020	$—	$—	$416,424,020
Open-End Fund	142,378	—	—	142,378
Total Investments in Securities	$416,566,398	$—	$—	$416,566,398
During the period ended February 28, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
6Pioneer Disciplined Value Fund | Semi-Annual | 2/28/25

Statement of Assets and Liabilities  |  2/28/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $351,566,565)	$416,566,398
Receivables —
Fund shares sold	595,350
Dividends	733,783
Due from the Adviser	4,479
Other assets	55,712
Total assets	$417,955,722
LIABILITIES:
Payables —
Fund shares repurchased	$159,193
Trustees’ fees	2,758
Professional fees	50,331
Transfer agent fees	74,881
Registration fees	74,161
Management fees	13,608
Administrative expenses	12,809
Distribution fees	6,410
Accrued expenses	16,763
Total liabilities	$410,914
NET ASSETS:
Paid-in capital	$354,625,640
Distributable earnings	62,919,168
Net assets	$417,544,808
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $261,830,030/16,667,335 shares)	$15.71
Class C (based on $9,014,827/586,814 shares)	$15.36
Class K (based on $3,807,344/239,365 shares)	$15.91
Class R (based on $8,244,837/560,328 shares)	$14.71
Class Y (based on $134,647,770/8,468,580 shares)	$15.90
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $15.71 net asset value per share/100%-5.75%maximum sales charge)	$16.67
The accompanying notes are an integral part of these financial statements.
Pioneer Disciplined Value Fund | Semi-Annual | 2/28/257

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 2/28/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $22,886)	$4,895,533
Total Investment Income		$4,895,533
EXPENSES:
Management fees	$810,680
Administrative expenses	69,103
Transfer agent fees
Class A	106,601
Class C	3,329
Class K	8
Class R	9,879
Class Y	55,949
Distribution fees
Class A	320,829
Class C	44,957
Class R	20,282
Shareholder communications expense	22,070
Custodian fees	1,971
Registration fees	34,927
Professional fees	26,703
Printing expense	23,274
Officers’ and Trustees’ fees	8,743
Insurance expense	3,638
Miscellaneous	19,121
Total expenses		$1,582,064
Less fees waived and expenses reimbursed by the Adviser		(147,536)
Net expenses		$1,434,528
Net investment income		$3,461,005
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(5,135,621)
Class action lawsuit	275,161
Other assets and liabilities denominated in foreign currencies	(1,929)	$(4,862,389)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$29,679,985
Other assets and liabilities denominated in foreign currencies	996	$29,680,981
Net realized and unrealized gain (loss) on investments		$24,818,592
Net increase in net assets resulting from operations		$28,279,597
The accompanying notes are an integral part of these financial statements.
8Pioneer Disciplined Value Fund | Semi-Annual | 2/28/25

Statements of Changes in Net Assets
	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24
FROM OPERATIONS:
Net investment income (loss)	$3,461,005	$7,856,735
Net realized gain (loss) on investments	(4,862,389)	11,509,609
Change in net unrealized appreciation (depreciation) on investments	29,680,981	33,702,251
Net increase in net assets resulting from operations	$28,279,597	$53,068,595
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.68 and $0.30 per share, respectively)	$(11,303,450)	$(5,517,401)
Class C ($0.56 and $0.21 per share, respectively)	(336,447)	(149,004)
Class K ($0.74 and $0.33 per share, respectively)	(143,201)	(31,998)
Class R ($0.63 and $0.25 per share, respectively)	(355,345)	(148,446)
Class Y ($0.74 and $0.33 per share, respectively)	(5,962,668)	(3,063,787)
Total distributions to shareholders	$(18,101,111)	$(8,910,636)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$19,523,625	$40,628,457
Reinvestment of distributions	17,546,302	8,637,126
Cost of shares repurchased	(38,061,237)	(106,453,888)
Net decrease in net assets resulting from Fund share transactions	$(991,310)	$(57,188,305)
Net increase (decrease) in net assets	$9,187,176	$(13,030,346)
NET ASSETS:
Beginning of period	$408,357,632	$421,387,978
End of period	$417,544,808	$408,357,632
The accompanying notes are an integral part of these financial statements.
Pioneer Disciplined Value Fund | Semi-Annual | 2/28/259

Statements of Changes in Net Assets
(continued)
	Six Months Ended 2/28/25 Shares (unaudited)	Six Months Ended 2/28/25 Amount (unaudited)	Year Ended 8/31/24 Shares	Year Ended 8/31/24 Amount
Class A
Shares sold	360,875	$5,556,617	977,192	$13,513,918
Reinvestment of distributions	712,606	10,909,544	395,232	5,323,979
Less shares repurchased	(1,318,141)	(20,352,600)	(3,692,147)	(51,553,944)
Net decrease	(244,660)	$(3,886,439)	(2,319,723)	$(32,716,047)
Class C
Shares sold	24,897	$376,079	38,575	$518,345
Reinvestment of distributions	22,337	336,447	11,376	148,991
Less shares repurchased	(77,274)	(1,155,248)	(204,284)	(2,768,537)
Net decrease	(30,040)	$(442,722)	(154,333)	$(2,101,201)
Class K
Shares sold	37,759	$563,586	112,925	$1,589,140
Reinvestment of distributions	9,262	143,201	2,345	31,998
Less shares repurchased	(35)	(556)	(33,104)	(456,253)
Net increase	46,986	$706,231	82,166	$1,164,885
Class R
Shares sold	17,712	$256,156	56,499	$733,924
Reinvestment of distributions	24,702	355,345	11,758	148,446
Less shares repurchased	(56,993)	(824,321)	(140,959)	(1,813,879)
Net decrease	(14,579)	$(212,820)	(72,702)	$(931,509)
Class Y
Shares sold	818,255	$12,771,187	1,726,491	$24,273,130
Reinvestment of distributions	375,028	5,801,765	218,726	2,983,712
Less shares repurchased	(1,000,655)	(15,728,512)	(3,543,254)	(49,861,275)
Net increase (decrease)	192,628	$2,844,440	(1,598,037)	$(22,604,433)
The accompanying notes are an integral part of these financial statements.
10Pioneer Disciplined Value Fund | Semi-Annual | 2/28/25

Financial Highlights
	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Class A
Net asset value, beginning of period	$15.33	$13.73	$14.13	$18.76	$13.95	$13.58
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.12	$0.26	$0.27	$0.27	$0.19	$0.18
Net realized and unrealized gain (loss) on investments	0.94	1.64	0.89	(1.09)	4.82	0.37
Net increase (decrease) from investment operations	$1.06	$1.90	$1.16	$(0.82)	$5.01	$0.55
Distributions to shareholders:
Net investment income	$(0.34)	$(0.19)	$(0.27)	$(0.17)	$(0.20)	$(0.18)
Net realized gain	(0.34)	(0.11)	(1.29)	(3.64)	—	—
Total distributions	$(0.68)	$(0.30)	$(1.56)	$(3.81)	$(0.20)	$(0.18)
Net increase (decrease) in net asset value	$0.38	$1.60	$(0.40)	$(4.63)	$4.81	$0.37
Net asset value, end of period	$15.71	$15.33	$13.73	$14.13	$18.76	$13.95
Total return (b)	7.10%(c)(d)	14.09%(e)	8.78%	(5.99)%	36.17%	3.96%
Ratio of net expenses to average net assets	0.80%(f)	0.80%	0.80%	0.83%	1.10%	1.16%
Ratio of net investment income (loss) to average net assets	1.62%(f)	1.88%	2.00%	1.68%	1.14%	1.31%
Portfolio turnover rate	32%(d)	111%	143%	116%	114%	111%
Net assets, end of period (in thousands)	$261,830	$259,300	$264,007	$279,660	$314,169	$254,679
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.84%(f)	0.86%	0.89%	0.89%	1.16%	1.16%
Net investment income (loss) to average net assets	1.58%(f)	1.82%	1.91%	1.62%	1.08%	1.31%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	If the Fund had not recognized gains in settlement of a class action lawsuit during the six months ended February 28, 2025, the total return would have been 7.03%.
(d)	Not annualized.
(e)	For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class A’s total return was less than 0.005%.
(f)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Disciplined Value Fund | Semi-Annual | 2/28/2511

Financial Highlights  (continued)
	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Class C
Net asset value, beginning of period	$14.94	$13.40	$13.84	$18.46	$13.68	$13.29
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.07	$0.15	$0.16	$0.15	$0.06	$0.08
Net realized and unrealized gain (loss) on investments	0.91	1.60	0.86	(1.08)	4.74	0.35
Net increase (decrease) from investment operations	$0.98	$1.75	$1.02	$(0.93)	$4.80	$0.43
Distributions to shareholders:
Net investment income	$(0.22)	$(0.10)	$(0.17)	$(0.05)	$(0.02)	$(0.04)
Net realized gain	(0.34)	(0.11)	(1.29)	(3.64)	—	—
Total distributions	$(0.56)	$(0.21)	$(1.46)	$(3.69)	$(0.02)	$(0.04)
Net increase (decrease) in net asset value	$0.42	$1.54	$(0.44)	$(4.62)	$4.78	$0.39
Net asset value, end of period	$15.36	$14.94	$13.40	$13.84	$18.46	$13.68
Total return (b)	6.68%(c)(d)	13.27%(e)	7.91%	(6.72)%	35.14%	3.21%
Ratio of net expenses to average net assets	1.54%(f)	1.56%	1.58%	1.57%	1.89%	1.89%
Ratio of net investment income (loss) to average net assets	0.88%(f)	1.11%	1.23%	0.95%	0.36%	0.58%
Portfolio turnover rate	32%(d)	111%	143%	116%	114%	111%
Net assets, end of period (in thousands)	$9,015	$9,217	$10,336	$11,718	$12,533	$15,321
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.58%(f)	1.63%	1.66%	1.62%	1.94%	1.89%
Net investment income (loss) to average net assets	0.84%(f)	1.04%	1.15%	0.90%	0.31%	0.58%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	If the Fund had not recognized gains in settlement of a class action lawsuit during the six months ended February 28, 2025, the total return would have been 6.61%.
(d)	Not annualized.
(e)	For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(f)	Annualized.
The accompanying notes are an integral part of these financial statements.
12Pioneer Disciplined Value Fund | Semi-Annual | 2/28/25

	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	12/30/21* to 8/31/22
Class K
Net asset value, beginning of period	$15.54	$13.90	$14.28	$16.16
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.15	$0.31	$0.33	$0.22
Net realized and unrealized gain (loss) on investments	0.96	1.66	0.90	(2.10)
Net increase (decrease) from investment operations	$1.11	$1.97	$1.23	$(1.88)
Net investment income	(0.40)	(0.22)	(0.32)	—
Net realized gain	(0.34)	(0.11)	(1.29)	—
Total distributions	$(0.74)	$(0.33)	$(1.61)	$—
Net increase (decrease) in net asset value	$0.37	$1.64	$(0.38)	$(1.88)
Net asset value, end of period	$15.91	$15.54	$13.90	$14.28
Total return (b)	7.31%(c)(d)	14.48%(e)	9.25%	(11.63)%(d)
Ratio of net expenses to average net assets	0.45%(f)	0.45%	0.45%	0.45%(f)
Ratio of net investment income (loss) to average net assets	1.92%(f)	2.21%	2.40%	2.15%(f)
Portfolio turnover rate	32%(d)	111%	143%	116%(d)
Net assets, end of period (in thousands)	$3,807	$2,990	$1,531	$7,463
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.49%(f)	0.52%	0.53%	0.51%(f)
Net investment income (loss) to average net assets	1.88%(f)	2.14%	2.32%	2.09%(f)
*	Class K commenced operations on December 30, 2021.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	If the Fund had not recognized gains in settlement of a class action lawsuit during the six months ended February 28, 2025, the total return would have been 7.24%.
(d)	Not annualized.
(e)	For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class K’s total return was less than 0.005%.
(f)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Disciplined Value Fund | Semi-Annual | 2/28/2513

Financial Highlights  (continued)
	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Class R
Net asset value, beginning of period	$14.38	$12.90	$13.36	$17.96	$13.37	$13.02
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.09	$0.19	$0.20	$0.19	$0.12	$0.12
Net realized and unrealized gain (loss) on investments	0.87	1.54	0.84	(1.03)	4.62	0.35
Net increase (decrease) from investment operations	$0.96	$1.73	$1.04	$(0.84)	$4.74	$0.47
Distributions to shareholders:
Net investment income	$(0.29)	$(0.14)	$(0.21)	$(0.12)	$(0.15)	$(0.12)
Net realized gain	(0.34)	(0.11)	(1.29)	(3.64)	—	—
Total distributions	$(0.63)	$(0.25)	$(1.50)	$(3.76)	$(0.15)	$(0.12)
Net increase (decrease) in net asset value	$0.33	$1.48	$(0.46)	$(4.60)	$4.59	$0.35
Net asset value, end of period	$14.71	$14.38	$12.90	$13.36	$17.96	$13.37
Total return (b)	6.86%(c)(d)	13.67%(e)	8.35%	(6.42)%	35.64%	3.55%
Ratio of net expenses to average net assets	1.20%(f)	1.18%	1.23%	1.27%	1.48%	1.55%
Ratio of net investment income (loss) to average net assets	1.22%(f)	1.49%	1.58%	1.26%	0.76%	0.91%
Portfolio turnover rate	32%(d)	111%	143%	116%	114%	111%
Net assets, end of period (in thousands)	$8,245	$8,269	$8,354	$10,030	$10,994	$9,471
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.24%(f)	1.24%	1.31%	1.32%	1.53%	1.55%
Net investment income (loss) to average net assets	1.18%(f)	1.43%	1.50%	1.21%	0.71%	0.91%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	If the Fund had not recognized gains in settlement of a class action lawsuit during the six months ended February 28, 2025, the total return would have been 6.78%.
(d)	Not annualized.
(e)	For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class R’s total return was less than 0.005%.
(f)	Annualized.
The accompanying notes are an integral part of these financial statements.
14Pioneer Disciplined Value Fund | Semi-Annual | 2/28/25

	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Class Y
Net asset value, beginning of period	$15.54	$13.89	$14.28	$18.92	$14.05	$13.68
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.15	$0.31	$0.32	$0.34	$0.24	$0.22
Net realized and unrealized gain (loss) on investments	0.95	1.67	0.90	(1.11)	4.86	0.38
Net increase (decrease) from investment operations	$1.10	$1.98	$1.22	$(0.77)	$5.10	$0.60
Distributions to shareholders:
Net investment income	$(0.40)	$(0.22)	$(0.32)	$(0.23)	$(0.23)	$(0.23)
Net realized gain	(0.34)	(0.11)	(1.29)	(3.64)	—	—
Total distributions	$(0.74)	$(0.33)	$(1.61)	$(3.87)	$(0.23)	$(0.23)
Net increase (decrease) in net asset value	$0.36	$1.65	$(0.39)	$(4.64)	$4.87	$0.37
Net asset value, end of period	$15.90	$15.54	$13.89	$14.28	$18.92	$14.05
Total return (b)	7.24%(c)(d)	14.56%(e)	9.17%	(5.68)%	36.67%	4.24%
Ratio of net expenses to average net assets	0.45%(f)	0.45%	0.45%	0.46%	0.76%	0.87%
Ratio of net investment income (loss) to average net assets	1.96%(f)	2.22%	2.36%	2.10%	1.48%	1.60%
Portfolio turnover rate	32%(d)	111%	143%	116%	114%	111%
Net assets, end of period (in thousands)	$134,648	$128,581	$137,159	$124,303	$79,867	$76,293
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.59%(f)	0.61%	0.65%	0.62%	0.89%	0.87%
Net investment income (loss) to average net assets	1.82%(f)	2.06%	2.16%	1.94%	1.35%	1.60%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	If the Fund had not recognized gains in settlement of a class action lawsuit during the six months ended February 28, 2025, the total return would have been 7.17%.
(d)	Not annualized.
(e)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2024, the total return would have been 14.49%.
(f)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Disciplined Value Fund | Semi-Annual | 2/28/2515

Notes to Financial Statements  |  2/28/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer Disciplined Value Fund (the “Fund”) is a series of Pioneer Series Trust III (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers five classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Class K shares commenced operations on December 30, 2021. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.
During the periods covered by these financial statements, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital”) serves as the Fund’s investment adviser. See Note 7. During the periods covered by these financial statements, Amundi Distributor US, Inc., an afﬁliate of Amundi US, served as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the
16Pioneer Disciplined Value Fund | Semi-Annual | 2/28/25

1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a "limited derivatives user"). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale
Pioneer Disciplined Value Fund | Semi-Annual | 2/28/2517

and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Fund’s investment adviser. The Fund’s investment adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Fund’s investment adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund’s investment adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
18Pioneer Disciplined Value Fund | Semi-Annual | 2/28/25

Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of February 28, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
Pioneer Disciplined Value Fund | Semi-Annual | 2/28/2519

The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended August 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$8,910,636
Total	$8,910,636
The following shows the components of distributable earnings (losses) on a federal income tax basis at August 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$9,961,219
Undistributed long-term capital gains	8,134,800
Net unrealized appreciation	34,644,663
Total	$52,740,682
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $5,524 in underwriting commissions on the sale of Class A shares during the six months ended February 28, 2025.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
During the periods covered by these financial statements, distribution fees were calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). Class K and Class Y shares did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services were allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
During the periods covered by these financial statements, distributions to shareholders were recorded as of the ex-dividend date. During the periods covered by these financial statements, distributions paid by the Fund with respect to each class of shares were calculated in the same
20Pioneer Disciplined Value Fund | Semi-Annual | 2/28/25

manner and at the same time, except that net investment income dividends to Class A, Class C, Class K, Class R and Class Y shares reflected different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and
Pioneer Disciplined Value Fund | Semi-Annual | 2/28/2521

financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund may invest in small and mid-sized companies. Compared to large companies, small and mid-sized companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Adviser thinks appropriate, and offer greater potential for gain and loss.
The Fund may invest in fewer than 40 securities, and as a result, the Fund’s performance may be more volatile than the performance of funds holding more securities.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
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Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s investment adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Fund’s investment adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Fund’s investment adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value,
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impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
2. Management Agreement
The Fund’s investment adviser manages the Fund’s portfolio. During the periods covered by these financial statements, Amundi US served as the Fund's investment adviser. Management fees payable under the Fund’s Investment Management Agreement with Amundi US were calculated daily and paid monthly at the annual rate equal to 0.40% of the Fund’s average daily net assets up to $5 billion and 0.35% of the Fund’s average daily net assets over $5 billion. For the six months ended February 28, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.40% (annualized) of the Fund’s average daily net assets.
Amundi US contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce Fund expenses to 0.45% and 0.45% of the average daily net assets attributable to Class K and Class Y shares, respectively. These expense limitations were in effect during the six months ended February 28, 2025. Fees waived and expenses reimbursed during the six months ended February 28, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements with Amundi US, certain other services and costs, including accounting, regulatory reporting and insurance premiums, were paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $13,608 in management fees payable to Amundi US at February 28, 2025.
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3. Compensation of Officers and Trustees
The Fund paid an annual fee to its Trustees. The Fund’s investment adviser reimbursed the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund did not pay any salary or other compensation to its officers. The Fund paid a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Fund’s investment adviser paid the remaining portion of the chief compliance officer’s compensation. For the six months ended February 28, 2025, the Fund paid $8,743 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At February 28, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $2,758 and a payable for administrative expenses of $12,809, which includes the payable for Officers’ compensation.
4. Transfer Agent
During the periods covered by these financial statements, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended February 28, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$16,398
Class C	818
Class K	9
Class R	227
Class Y	4,618
Total	$22,070
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or
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distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $6,410 in distribution fees payable to the Distributor at February 28, 2025.
The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K, Class R or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended February 28, 2025, CDSCs in the amount of $214 were paid to the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended February 28, 2025, the Fund had no borrowings under the credit facility.
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7. Subsequent Event
Effective April 1, 2025, Amundi US, the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory Capital (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders have not approved the reorganization and the meeting of shareholders has been adjourned. Although there is no assurance that shareholders of the Fund will approve the proposal to reorganize the Fund, proxies received to date have been highly in favor of the reorganization, and the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025.
As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US terminated automatically. The Board has approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) which will be effective until the earlier of (i) the completion of the reorganization; or (ii) 150 days after April 1, 2025. The terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. Investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement. As noted above, the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025. In the event shareholders do not approve the Fund’s reorganization by August 29, 2025 (150 days from April 1, 2025), the Fund’s Board will consider other alternatives.
Effective April 1, 2025, Victory Capital has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.80%, 1.56%, 0.45% and 0.45% of the Fund's Class A, Class C, Class K and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028.
Pioneer Disciplined Value Fund | Semi-Annual | 2/28/2527

Approval of Renewal of Investment Management Agreement with Amundi Asset Management US, Inc. and Approval of Interim Investment Advisory Agreement with Victory Capital Management Inc.
Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s previous investment adviser, has been combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”).
In connection with the Transaction, the Fund’s Board of Trustees (the “Trustees”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders had not approved the reorganization and the meeting of shareholders was adjourned to permit further solicitation of proxies.
Prior to approving the reorganization, the Trustees approved the annual renewal of the Fund’s investment management agreement with Amundi Asset Management US, Inc. (“Amundi US”) at a meeting held on September 17, 2024.
As a result of the Transaction, the Fund’s investment management agreement with Amundi US terminated automatically on April 1, 2025. At a Board meeting held on December 30, 2024, the Trustees approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) to take effect upon the closing of the Transaction in the event that additional time was needed to solicit shareholder approval of the reorganization.
The Trustees’ considerations in approving the Interim Advisory Agreement and the annual renewal of the investment management agreement with Amundi US are discussed below.
Approval of Interim Investment Advisory Agreement with Victory Capital
As noted above, at a Board meeting held on December 30, 2024, the Trustees approved the Interim Advisory Agreement for the Fund with Victory Capital to take effect upon the closing of the Transaction in the event that additional time was needed to solicit shareholder approval of the reorganization. The Interim Advisory Agreement will be effective until the earlier of (i) the completion of the reorganization or (ii) 150 days after April 1, 2025.
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In evaluating the Interim Advisory Agreement with Victory Capital for the Fund, the Trustees considered certain of the same factors as noted below with respect to the Trustees’ previous consideration of the renewal of the investment management agreement with Amundi US.
The Trustees also reviewed extensive information provided by Victory Capital regarding the Transaction and Victory Capital and considered, among other factors: (i) that, in the Transaction, Amundi US would be combined into Victory Capital in exchange for shares of Victory Capital issued to Amundi without Amundi becoming a controlling stockholder of Victory Capital, and that Amundi and Victory Capital would establish a long-term reciprocal distribution partnership; (ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises; (iii) the nature, quality and extent of services to be provided to the Fund and its shareholders by Victory Capital; (iv) that Victory Capital has informed the Board that the current portfolio managers of the Fund are expected to continue to act as portfolio managers of the Fund under the Interim Advisory Agreement and following the consummation of the Transaction as members of Pioneer Investments, a Victory Capital investment franchise, managing the Fund using the same investment approach under which the Fund was managed by Amundi US, and the Board considered the historical investment performance record of the Fund under such investment approach; (v)the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions; (vi) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale; (vii) Victory Capital’s broad distribution network and a larger fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine fees based on the assets of the entire Victory Fund complex; (viii) that the terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US; and (ix) that investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement.
After consideration of such factors, as well as other factors, the Trustees, including the Independent Trustees, concluded that the Interim Investment
Pioneer Disciplined Value Fund | Semi-Annual | 2/28/2529

Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and voted to approve the Interim Investment Advisory Agreement.
Approval of Renewal of Investment Management Agreement with Amundi Asset Management US, Inc.
Prior to April 1, 2025, Amundi US served as the investment adviser to the Fund pursuant to an investment management agreement between Amundi US and the Fund that was approved by the Fund’s Independent Trustees on September 17, 2024.
The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.
In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.
At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment
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management agreement with Amundi US for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provided investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that were involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services that were being provided to the Fund by Amundi US and how Amundi US had addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervised and monitored the performance of the Fund’s service providers and provided the Fund with personnel (including Fund officers) and other resources that were necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimbursed Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.
Pioneer Disciplined Value Fund | Semi-Annual | 2/28/2531

Performance of the Fund
In considering the Fund’s performance, the Trustees regularly reviewed and discussed throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discussed the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareholders. The Trustees noted that they separately reviewed and considered the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.
The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the first quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the first quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered that the expense ratio of the Fund’s Class A shares for the most recent fiscal year was in the first quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s
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costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performed additional services for the Fund that it did not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks that were associated with Amundi US’s management of the Fund.
The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grew and the extent to which any such economies of scale were shared with the Fund and Fund shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that
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profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Amundi US enjoyed from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees considered that Amundi US was the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally and that Amundi’s worldwide asset management business managed over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US had access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund received reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
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How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-235-8396
Visit our web site: www.vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
www.vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19126-19-0425

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

N/A

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s previous investment adviser, has been combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”).

In connection with the Transaction, the Fund’s Board of Trustees (the “Trustees”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders had not approved the reorganization and the meeting of shareholders was adjourned to permit further solicitation of proxies. Prior to approving the reorganization, the Trustees approved the annual renewal of the Fund’s investment management agreement with Amundi Asset Management US, Inc. (“Amundi US”) at a meeting held on September 17, 2024.

As a result of the Transaction, the Fund’s investment management agreement with Amundi US terminated automatically on April 1, 2025. At a Board meeting held on December 30, 2024, the Trustees approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) to take effect upon the closing of the Transaction in the event that additional time was needed to solicit shareholder approval of the reorganization.

The Trustees’ considerations in approving the Interim Advisory Agreement and the annual renewal of the investment management agreement with Amundi US are discussed below.

Approval of Interim Investment Advisory Agreement with Victory Capital

As noted above, at a Board meeting held on December 30, 2024, the Trustees approved the Interim Advisory Agreement for the Fund with Victory Capital to take effect upon the closing of the Transaction in the event that additional time was needed to solicit shareholder approval of the reorganization. The Interim Advisory Agreement will be effective until the earlier of (i) the completion of the reorganization or (ii) 150 days after April 1, 2025.

In evaluating the Interim Advisory Agreement with Victory Capital for the Fund, the Trustees considered certain of the same factors as noted below with respect to the Trustees’ previous consideration of the renewal of the investment management agreement with Amundi US.

The Trustees also reviewed extensive information provided by Victory Capital regarding the Transaction and Victory Capital and considered, among other factors: (i) that, in the Transaction, Amundi US would be combined into Victory Capital in exchange for shares of Victory Capital issued to Amundi without Amundi becoming a controlling stockholder of Victory Capital, and that Amundi and Victory Capital would establish a long-term reciprocal distribution partnership; (ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises; (iii) the nature, quality and extent of services to be provided to the Fund and its shareholders by Victory Capital; (iv) that Victory Capital has informed the Board that the current portfolio managers of the Fund are expected to continue to act as portfolio managers of the Fund under the Interim Advisory Agreement and following the consummation of the Transaction as members of Pioneer Investments, a Victory Capital investment franchise, managing the Fund using the same investment approach under which the Fund was managed by Amundi US, and the Board considered the historical investment performance record of the Fund under such investment approach; (v)the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions; (vi) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale; (vii) Victory Capital’s broad distribution network and a larger fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine fees based on the assets of the entire Victory Fund complex; (viii) that the terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US; and (ix) that investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement.

After consideration of such factors, as well as other factors, the Trustees, including the Independent Trustees, concluded that the Interim Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and voted to approve the Interim Investment Advisory Agreement.

Approval of Renewal of Investment Management Agreement with Amundi Asset Management US, Inc.

Prior to April 1, 2025, Amundi US served as the investment adviser to the Fund pursuant to an investment management agreement between Amundi US and the Fund that was approved by the Fund’s Independent Trustees on September 17, 2024.

The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.

In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.

At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement with Amundi US for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provided investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that were involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services that were being provided to the Fund by Amundi US and how Amundi US had addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject. The Trustees considered that Amundi US supervised and monitored the performance of the Fund’s service providers and provided the Fund with personnel (including Fund officers) and other resources that were necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimbursed Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Fund

In considering the Fund’s performance, the Trustees regularly reviewed and discussed throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discussed the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareholders. The Trustees noted that they separately reviewed and considered the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.

The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the first quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the first quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered that the expense ratio of the Fund’s Class A shares for the most recent fiscal year was in the first quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.

The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performed additional services for the Fund that it did not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks that were associated with Amundi US’s management of the Fund.

The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability

The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grew and the extent to which any such economies of scale were shared with the Fund and Fund shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Amundi US enjoyed from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered that Amundi US was the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally and that Amundi’s worldwide asset management business managed over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US had access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund received reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

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ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

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ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

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ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

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(1) Gross income from securities lending activities;

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(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

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(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

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(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

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(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

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Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

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ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust III

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date May 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date May 8, 2025

By (Signature and Title)* /s/ Carol D. Trevino

Carol D. Trevino, Treasurer Principal Financial Officer

Date May 8, 2025

*	Print the name and title of each signing officer under his or her signature.